Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2022	2021
	$	$
Trade payables	1,758,486	410,701
Accrued liabilities	202,259	290,298
Total	1,960,745	700,999